Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of detailed information about financial instruments
The Company has designated its financial instruments as follows:

December 31, 2022	Carrying value	Estimated fair value

Financial Assets

Cash and cash equivalents	$253,776	$253,776

Derivative instruments in designated hedge accounting relationships	901	901

Loans and receivables:

Accounts receivable	456,578	456,578

Preferred shares receivable	27,954	28,702

Financial Liabilities

Derivative instruments in designated hedge accounting relationships	977	977

Other financial liabilities:

Accounts payable and accrued liabilities	627,149	627,149

Long-term debt – Revolving Credit Facility	459,202	459,202

Long-term debt – Term Loan	203,160	203,160

Long-term debt – Notes	846,500	869,288

Other long-term liabilities	21,757	21,757

December 31, 2021	Carrying value	Estimated fair value

Financial Assets

Cash and cash equivalents	$172,758	$172,758

Derivative instruments in designated hedge accounting relationships	294	294

Loans and receivables:

Accounts receivable	212,206	212,206

Preferred shares receivables	24,172	27,471

Financial Liabilities

Derivative instruments in designated hedge accounting relationships	180	180

Other financial liabilities:

Accounts payable and accrued liabilities	240,747	240,747

Long-term debt – Bank Facility	30,522	30,522

Long-term debt – Asset-Based Facility	37,411	37,411

Long-term debt – Notes	266,865	280,295

Other long-term liabilities	15,785	15,785

Summary of fair value measurement of financial assets and financial liabilities

	Carrying value	Fair Value
		Level 1	Level 2	Level 3

Financial Assets

Derivative financial instruments	$901	$-	$901	$-

Preferred shares receivable	$27,954	$-	$28,702	$-

Financial Liabilities

Derivative financial instruments	$977	$-	$977	$-

Long-term debt – Notes	$846,500	$-	$869,288	$-

Summary of detailed information about hedging instruments
The following table summarizes the Company’s commitments to buy and sell foreign currencies as at December 31, 2022:

		Notional amount	Maturity

Canadian Dollar Denominated Contracts

Purchase contracts	USD	$29,182	January 2023 – November 2023

Sales contracts	USD	(26,180)	January 2023 – November 2023

Purchase contracts	EUR	3,568	January 2023 – March 2023

Sales contracts	EUR	(2,453)	March 2023

Summary of earnings before tax due to weakening of foreign currency

Canadian dollar weakens by five percent	USD	AUD	BRL

Earnings from foreign operations

Earnings before income taxes	$4,024	$ (113)	$216

Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities	The following table shows the Company’s sensitivity to a five percent weakening of the Canadian dollar against the U.S. dollar, Australian dollar, and Brazilian real. A five percent strengthening of the Canadian dollar would have an equal and opposite effect. This sensitivity analysis relates to the position as at December 31, 2022 and for the year then ended.

Canadian dollar weakens by five percent	USD	AUD	BRL

Financial instruments held in foreign operations

Other comprehensive income	$17,625	$634	$342

Financial instruments held in Canadian operations

Earnings before income taxes	$(23,450)	$-	$-

Summary of maturity analysis for derivative and non derivative financial liabilities
A liquidity analysis of the Company’s financial instruments has been completed on a maturity basis. The following table outlines the cash flows, including interest associated with the maturity of the Company’s financial liabilities, as at December 31, 2022:

	Less than 3 months	3 months to 1 year	Greater than 1 year	Total

Derivative financial instruments

Foreign currency forward contracts	$712	$265	$-	$977

Accounts payable and accrued liabilities	627,149	-	-	627,149

Long-term debt – Revolving Credit Facility	-	-	459,202	459,202

Long-term debt – Term Loan	-	27,088	176,072	203,160

Long-term debt – Notes	-	-	846,500	846,500

Other long-term liabilities	-	-	21,757	21,757